SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
		Airport Security
		and Other	Authentication
	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2022:
Revenue	$-	$131,191	$24,820	$156,011
Depreciation and amortization	41	466	610	1,117
Net income (loss)	(1,198)	1,276	(123)	(45)
Total assets	$10,108	$105,906	$70,459	$186,473

Six months ended June 30, 2021:
Revenue	$-	$114,001	$40,418	$154,419
Depreciation and amortization	37	698	250	985
Net income (loss)	(760)	9,241	20,460	28,941
Total assets	$10,739	$107,368	$66,067	$184,174

Schedule of Revenues by Geographic Area
	Six months ended June 30,
	2022	2021
Germany	$57,063	$56,026
United States of America	42,842	49,418
The Netherlands	28,385	22,698
Spain	17,300	14,205
Other	10,421	12,072
Total	$156,011	$154,419

Schedule of Property and Equipment, Net by Geographic Regions
	June 30,	December 31,
	2022	2021
Germany	$356	$361
United States of America	701	422
The Netherlands	452	624
Spain	113	118
Other	4,508	4,185
Total	$6,130	$5,710